Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other payables

	2023	2022
	€’000	€’000
Trade payables	11,015	3,680
Amounts owed to related parties (1)	2,113	2,468
Lease liability – current (note 9)	826	671
Payroll taxes	1,163	278
Other payables	196	165
	15,313	7,262
(1)	This amount relates to a balance owing to an affiliate, MagP.